Disposal of Subsidiaries and Discontinued Operation	12 Months Ended
Jun. 30, 2026
Disposal of Subsidiaries and Discontinued Operation [Abstract]
DISPOSAL OF SUBSIDIARIES AND DISCONTINUED OPERATION

4. DISPOSAL OF SUBSIDIARIES AND DISCONTINUED OPERATION

2025 Disposal of subsidiaries

On July 29, 2024, the Group entered into an equity transfer agreement with a third party to dispose 100% equity of its wholly-owned subsidiary, Dongguan Dashuyun Daily Necessities Co., Ltd., together with its branches, with a total consideration of RMB38,000,000 (approximately $5,267,317). The disposal was completed on September 3, 2024, resulting a gain of $4,802,411 on the disposal of Dongguan Dashuyun Daily Necessities Co., Ltd. The disposal was not a strategic shift as it had no material impact on the Group’s business, therefore it was not qualified as discontinued operation.

The assets and liabilities of the disposed subsidiaries and disposal gain recognized accordingly are as follows:

Amount
USD
Consideration	5,267,317
Less:
Total assets as of disposed date	3,097,606
Total liabilities as of disposed date	(2,632,700)
Total gain on disposal of subsidiaries	4,802,411

During the period ended September 3, 2024, these subsidiaries recorded income before tax attribute to the Company of $141,340. These subsidiaries recorded loss before tax attribute to the Company of $542,235 for the year ended June 30, 2024.

2026 Discontinued operation

In September 2025, the Group reached an agreement with and transferred its total equity interests in its subsidiary, Guangdong Yunjia, to a third-party entity for a total consideration of RMB5,100,000 (approximately $729,196) (the “Disposition”). The Group received all the cash consideration as of August 31, 2025. Upon the completion of the Disposition on October 14, 2025 (the “Disposal Date”), the Group no longer has any equity interest in Guangdong Yunjia. Therefore, the Group was no longer able to operate and exert control over the subsidiary since the Disposal Date. The Disposition represented a strategic shift that had a significant effect on the Group’s operations and financial results and was to be accounted for as a discontinued operation. The Group recognized loss from disposal of Guangdong Yunjia of $nil for the year ended June 30, 2026.

The assets and liabilities of the disposed subsidiaries and disposal loss recognized accordingly are as follows:

Amount
USD
Consideration	751,647
Less:
Total assets as of Disposal Date	2,819,978
Total liabilities as of Disposal Date	(1,333,582)
Effect of exchange rate changes on cash and cash equivalents of Guangdong Yunjia	(47,582)
Non-controlling interests	(687,167)
Total loss on discontinue of Guangdong Yunjia	-

The assets and liabilities of Guangdong Yunjia are included in the captions “Current assets held-for-sale”, “Non-current assets held-for-sale”, “Current liabilities held-for-sale” and “Non-current liabilities held-for-sale”, in the accompanying consolidated balance sheets as of June 30, 2025 and consist of the following:

As of June 30, 2025
USD
Cash and cash equivalents	19,040
Advanced to suppliers	718
Accounts receivable, net	694,984
Prepaid expenses and other current assets	83,858
Inventories, net	249,253
Amount due from related parties	362,132
Current assets held-for-sale	1,409,985

Property and equipment, net	632,450
Right-of-use assets	299,121
Deferred tax assets	1,075
Non-current assets held-for-sale	932,646

Accounts payable	310,484
Accrued expenses and other current liabilities	53,469
Operating lease liabilities - current	175,272
Amounts due to related parties	642,032
Current liabilities held-for-sale	1,181,257

Operating lease liabilities - non-current	135,209
Non-current liabilities held-for-sale	135,209

The condensed cash flows of Guangdong Yunjia were as follows for the period from July 1, 2025 through the Disposal Date, and the years ended June 30, 2025 and 2024, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operations.

	The period from July 1, 2025 through the	For the years ended June 30,
	Disposal Date	2025	2024
	USD	USD	USD
Net cash provided by/(used) in operating activities	(19,467)	(641,425)	-
Net cash used in investing activities	(6,971)	(10,293)	-
Net cash (used in)/provided by financing activities	76,901	277,227	-

The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Results of operations of Guangdong Yunjia the period from July 1, 2025 through the Disposal Date, and the years ended June 30, 2025 and 2024, are shown in the table below and included in the consolidated comprehensive (loss)/income as “net income/(loss) from the discontinued operations” after intercompany eliminations, as applicable.

	The period from July 1, 2025 through the	For the years ended June 30,
	Disposal Date	2025	2024
	USD	USD	USD
Net revenue	1,295,877	1,286,070	-
Cost of revenue	(1,173,122)	(1,146,181)	-
Gross profit	122,755	139,889	-

Operating expenses
Selling expenses	(24,746)	(23,317)	-
General and administrative expenses	(74,548)	(94,275)	-
Research and development expenses	-	(30,042)	-
Total operating expenses	(99,294)	(147,634)	-
Operating income/(loss) from discontinued operations	23,461	(7,745)	-

Other (expenses)/income, net
Financial expenses	(4,859)	(147)	-
Financial income	26	86	-
Other income, net	1,635	659	-
Total (expenses)/income, net	(3,198)	598	-

Income/(loss) before income tax provision	20,263	(7,147)	-
Income tax (expense)/benefit	(1,057)	357	-
Income/(loss) from discontinued operations, net of tax	19,206	(6,790)	-